Fair Value Measurement (Assets and Liabilities Reported at Fair Value on a Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Short-term Investments | Commercial Paper And Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments reported at fair value on a recurring basis	$ 455		$ 21
Short-term Investments | Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments reported at fair value on a recurring basis	5		4
Other Current Assets | Foreign Currency Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a recurring basis	3	[1]	1	[1]
Other Current Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a recurring basis			1	[1]
Other Current Assets | Equity Forward Arrangement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a recurring basis	130	[1]	56	[1]
Investments | Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments reported at fair value on a recurring basis	60		56
Other Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a recurring basis			25	[1]
Accounts Payable and Accrued Liabilities | Foreign Currency Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis	1	[1]	6	[1]
Accounts Payable and Accrued Liabilities | Forward Starting Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis			92	[1]
Accounts Payable and Accrued Liabilities | Natural Gas Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis			9	[1]
Other Liabilities | Foreign Currency Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis			1	[1]
Other Liabilities | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis	95	[1]	120	[1]
Level 1 | Short-term Investments | Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments reported at fair value on a recurring basis	5		4
Level 1 | Investments | Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments reported at fair value on a recurring basis	60		56
Level 2 | Short-term Investments | Commercial Paper And Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments reported at fair value on a recurring basis	455		21
Level 2 | Other Current Assets | Foreign Currency Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a recurring basis	3	[1]	1	[1]
Level 2 | Other Current Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a recurring basis			1	[1]
Level 2 | Other Current Assets | Equity Forward Arrangement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a recurring basis	130	[1]	56	[1]
Level 2 | Other Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a recurring basis			25	[1]
Level 2 | Accounts Payable and Accrued Liabilities | Foreign Currency Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis	1	[1]	6	[1]
Level 2 | Accounts Payable and Accrued Liabilities | Forward Starting Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis			92	[1]
Level 2 | Accounts Payable and Accrued Liabilities | Natural Gas Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis			9	[1]
Level 2 | Other Liabilities | Foreign Currency Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis			1	[1]
Level 2 | Other Liabilities | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities reported at fair value on a recurring basis	$ 95	[1]	$ 120	[1]

[1]	This entire balance is designated as a hedging instrument under GAAP.